Related party transactions and balances - Schedule of Balance with Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current:
Amounts due from related parties	¥ 23,913	$ 3,665	¥ 65,108
Non-current
Long-term amounts due from related parties	0	0	557,582
Current:
Amounts due to related parties	21,034	3,224	29,755
Ctrip [Member]
Current:
Amounts due from related parties	13,977	2,142	23,759
Current:
Amounts due to related parties	18,240	2,795	27,128
JD [Member]
Current:
Amounts due from related parties	1,644	252	3,685
Current:
Amounts due to related parties	112	17	136
HNA Tourism [Member]
Current:
Amounts due from related parties	0	0	37,664
Non-current
Long-term amounts due from related parties	0	0	557,582
Current:
Amounts due to related parties	746	114	2,491
Fullshare [Member]
Current:
Amounts due from related parties	8,292	1,271	0
Current:
Amounts due to related parties	¥ 1,936	$ 298	¥ 0